Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Millions	Total	Capital stock	Retained earnings (deficit)	Accumulated other comprehensive income (loss) [1]	Other [2]	Total equity attributable to shareholders	Non-controlling interests
Beginning balance (shares) at Dec. 31, 2015		1,165,081
Beginning balance at Dec. 31, 2015	$ 9,455	$ 20,869	$ (13,642)	$ (370)	$ 321	$ 7,178	$ 2,277
Net income	861		655			655	206
Total other comprehensive income	188		7	181		188
Total comprehensive income	1,049		662	181		843	206
Transactions with owners
Dividends	(86)		(86)			(86)
Dividend reinvestment plan (shares)		493
Dividend reinvestment plan		$ 8	(8)
Funding from non-controlling interests	70						70
Other decrease in non-controlling interests	(175)						(175)
Total transactions with owners (shares)		493
Total transactions with owners	(191)	$ 8	(94)			(86)	(105)
Ending balance (shares) at Dec. 31, 2016		1,165,574
Ending balance at Dec. 31, 2016	10,313	$ 20,877	(13,074)	(189)	321	7,935	2,378
Net income	1,516		1,438			1,438	78
Total other comprehensive income	38		18	20		38
Total comprehensive income	1,554		1,456	20		1,476	78
Transactions with owners
Dividends	(125)		(125)			(125)
Dividend reinvestment plan (shares)		1,003
Dividend reinvestment plan		$ 16	(16)
Decrease in non-controlling interest (note 4b)	(493)						(493)
Funding from non-controlling interests	13						13
Other decrease in non-controlling interests	(195)						(195)
Total transactions with owners (shares)		1,003
Total transactions with owners	(800)	$ 16	(141)			(125)	(675)
Ending balance (shares) at Dec. 31, 2017		1,166,577
Ending balance at Dec. 31, 2017	$ 11,067	$ 20,893	$ (11,759)	$ (169)	$ 321	$ 9,286	$ 1,781

[1]	Includes cumulative translation adjustments as at December 31, 2017: $73 million loss (2016: $82 million).
[2]	Includes additional paid-in capital as at December 31, 2017: $283 million (December 31, 2016: $283 million) and convertible borrowings - equity component as at December 31, 2017: $38 million (December 31, 2016: $38 million).